Note 8. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(in $000's)	2013	2012	2011
Computed expected tax expense (benefit)	$219	$61	$(91)
State income tax expense, net of Federal tax effect	$30	$11	$(17)
Other, net (primarily change in prior estimates)	$(32)	$112	$(39)
Change in valuation allowance (regarding current year activity)	$(225)	$(169)	$(147)
Income Tax (Benefit) Expense	$(8)	$15	$(294)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31:
(in $000's)	2013	2012	2011
Deferred tax assets:
Allowance for doubtful accounts	$57	$70	$83
Warranty provision	$29	$28	$35
Inventory reserve	$589	$554	$627
Property, plant, equipment and software, principally depreciation	$139	$128	$126
Net operating loss carry forwards	$2,345	$2,402	$2,504
Alternative minimum tax credit carry forwards	$148	$136	$136
Other	$7	$107	$85
Total gross deferred tax assets	$3,314	$3,425	$3,596
Less valuation allowance	$(2,303)	$(2,528)	$(2,697)
Total deferred tax assets	$1,011	$897	$899
Deferred tax liabilities:
Goodwill	$514	$428	$428
Total deferred tax liabilities	$514	$428	$428
Net deferred taxes	$497	$469	$471